TAX RECEIVABLE AGREEMENTS (Tables)	9 Months Ended
Sep. 30, 2012
TAX RECEIVABLE AGREEMENTS
Schedule of the company's liability pursuant to the TRAs
As of September 30, 2012, the Company’s liability pursuant to the TRAs was as follows (in thousands):

September 30, 2012
TRA with Fifth Third	$11,100
TRA with Advent	185,200
TRA with all pre-IPO investors	135,000
TRA with JPDN	1,700
Total	$333,000